Investment Strategy - American Century ETF Trust	Aug. 05, 2025
American Century Small Cap Growth Insights ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of its net assets in small-cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000® Growth Index. Though market capitalization will change from time to time, as of June 30, 2025, the market capitalization of the largest company in the Russell 2000® Growth Index was approximately $15.89 billion.
The portfolio managers employ a bottom-up stock selection process utilizing proprietary fundamental research and systematic, risk-aware portfolio construction to invest primarily in small-cap U.S. companies exhibiting accelerating growth rates and strong or improving business fundamentals. Portfolio managers construct the portfolio using a risk-aware framework with the goal of stock selection being the primary driver of excess return.
The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also may consider companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. Guided by this fundamental analysis, the advisor applies systematic risk controls and portfolio construction techniques to generate trade recommendations, which the portfolio managers use in an effort to improve efficiency, capacity, and liquidity.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund will invest at least 80% of its net assets in small-cap companies.
American Century Small Cap Value Insights ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the Russell 2000® Value Index. Though market capitalization will change from time to time, as of June 30, 2025, the market capitalization of the largest company in the Russell 2000® Value Index was approximately $8.44 billion.
The portfolio managers employ a bottom-up stock selection process utilizing proprietary fundamental research and systematic, risk-aware portfolio construction to invest primarily in small-cap U.S. companies that are higher quality businesses selling at a discount to fair value. In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Guided by this fundamental analysis, the advisor applies systematic risk controls and portfolio construction techniques to generate trade recommendations, which the portfolio managers use in an effort to improve efficiency, capacity, and liquidity.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies.